Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of amount due from related parties	Amount due from related parties
Name of			As of March 31
related parties	Relationship	Nature of transactions	2022	2023
			HKD	HKD	US$
ALE Properties Limited	Mr. Poon is a director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	$7,060	$-	$-
APTC Holdings Limited	Mr. Poon is a sole director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	8,851	-	-
CMB Corporate Services Limited	Mr. Poon is a sole director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 10, 2021.	750	-	-
Summit Realty Company Limited	Mr. Yip is a director	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	500	-	-
Wing Sang Holdings Limited	Mr. Yip is a sole director and shareholder	The receivable represented the amount billed for the company secretarial services provided and business registration fee. The receivable amount was settled in cash on June 7, 2022.	8,851	-	-

			$26,012	$-	$-